Derivatives and Hedging Derivative Instruments and Hedging Activities Disclosure (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative
Derivative, effective date	May 11, 2012	Jul. 22, 2011
Gain (loss) reclassification from accumulated OCI to income, estimate of time to transfer	12 months
Gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	$ 7,700,000
Derivative Forward Contract as of April 11, 2012
Derivative
Derivative, inception date	Apr. 11, 2012
Derivative, notional amount	100,000,000
Derivative, fixed interest rate	1.13%
Derivative, maturity date	May 11, 2017
Derivative Forward Contract as of April 27, 2012
Derivative
Derivative, inception date	Apr. 27, 2012
Derivative, notional amount	50,000,000
Derivative, fixed interest rate	1.06%
Derivative, maturity date	May 11, 2017
Derivative Forward Contract as of June 3, 2011
Derivative
Derivative, inception date		Jun. 03, 2011
Derivative, notional amount		200,000,000
Derivative, fixed interest rate		2.58%
Derivative, maturity date		Aug. 01, 2018
Derivative Forward Contract as of July 12, 2011
Derivative
Derivative, inception date		Jul. 12, 2011
Derivative, notional amount		50,000,000
Derivative, fixed interest rate		2.47%
Derivative, maturity date		Aug. 01, 2018
Loss on Hedging Activities | Cash Flow Hedging
Derivative
Loss on discontinuation of cash flow hedge due to forecasted transaction probable of not occurring	$ 0	$ 0	$ (289,000)